Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥) segment
Principles of consolidation
Government grants	¥ 704,602	¥ 635,673	¥ 495,078
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Marketing expenses
Advertising expenses	¥ 2,010,000	¥ 1,970,000	¥ 1,820,000
Number of operating segments | segment	5	5	5
Maximum
Lease
Lessee operating lease term of contract	16 years
Lessor operating lease term of contract	25 years
Minimum
Lease
Lessee operating lease term of contract	12 months
Lessor operating lease term of contract	12 months